Income Taxes (Tax Effects of Temporary Differences and Carryforwards Giving Rise to Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Assets:
Net operating loss carryforwards	¥ 62,493	¥ 59,516
Allowance for credit losses	8,650	16,382
Investment in securities	14,382	10,515
Accrued expenses	26,401	25,735
Investment in operating leases	12,728	14,999
Property under facility operations	24,996	24,615
Installment loans	5,459	5,445
Unrealized losses on investment in securities	98,025	71,277
Lease liabilities	69,697	79,636
Other	156,516	103,210
Deferred Tax Assets, Gross, Total	479,347	411,330
Less: valuation allowance	(39,046)	(37,287)
Deferred Tax Assets, Net of Valuation Allowance, Total	440,301	374,043
Liabilities:
Net investment in leases	10,867	10,599
Investment in operating leases	175,727	137,618
Unrealized gains on investment in securities	9,139	4,779
Deferred insurance policy acquisition costs	85,830	80,706
Policy liabilities and policy account balances	194,713	150,137
Property under facility operations	22,615	22,022
Other intangible assets	152,125	141,864
Undistributed earnings	95,720	74,935
Prepaid benefit cost	23,473	17,290
Advances paid	8,102	8,346
Right-of-use assets	68,715	78,631
Other	31,946	27,887
Deferred Tax Liabilities, Net, Total	878,972	754,814
Net deferred tax liability	¥ 438,671	¥ 380,771